UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

APRIL 30, 2018

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.8%
Alabama - 4.9%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,750,000	$1,942,867
Convertible CAB, Subordinated Lien, (Step bond, 0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	11,020,000	9,166,216
Subordinated Lien Warrants	6.000%	10/1/42	4,880,000	5,618,100
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	9,698,287
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	650,000	770,673

Total Alabama				27,196,143

Arizona - 2.6%
La Paz County, AZ, IDA, Educational Facility Lease Revenue:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	778,845	(a)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,087,480	(a)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	850,000	938,476	(a)
Phoenix, AZ, IDA Education Revenue, Basis School Inc.	5.000%	7/1/45	7,000,000	7,134,540	(a)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project	6.000%	10/1/37	1,200,000	1,238,220	(a)
Mirabella at ASU Inc. Project	6.125%	10/1/47	1,400,000	1,451,058	(a)

Total Arizona				14,628,619

California - 8.6%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,218,060
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/34	600,000	650,868
KIPP LA Project	5.125%	7/1/44	750,000	809,670
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	7,958,850	(a)(b)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	3,812,095
Various Capital Project	5.125%	10/1/31	2,000,000	2,186,520
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,055,000	3,258,402	(a)
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,379,611	(a)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,305,529
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	14,000,000	19,559,820
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,740,000	2,919,689

Total California				48,059,114

Colorado - 4.7%
Clear Creek Station Metropolitan District No. 2, GO	7.375%	12/15/47	500,000	501,260
Colliers Hill Metropolitan District #2, GO	6.250%	12/1/37	750,000	757,155
Colliers Hill Metropolitan District #2, GO	6.500%	12/1/47	1,250,000	1,261,800
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	540,200
Dominion Water & Sanitation District Co. Revenue	6.000%	12/1/46	3,000,000	3,128,070
Leyden Rock Metropolitan District #10, GO	4.375%	12/1/33	750,000	743,700
Leyden Rock Metropolitan District #10, GO	5.000%	12/1/45	1,250,000	1,268,850
North Range, CO, Metropolitan District #2, GO	5.625%	12/1/37	500,000	501,960

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
North Range, CO, Metropolitan District #2, GO	7.750%	12/15/47	$1,000,000	$1,003,250
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	11,550,000	15,826,503
Solaris, CO, Metropolitan District #3, GO	5.000%	12/1/36	850,000	880,804

Total Colorado				26,413,552

Connecticut - 0.2%
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	1,000,000	1,107,340

Delaware - 1.7%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,339,390

District of Columbia - 1.2%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,274,308
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,318,400
Ingleside Rock Creek Project	5.000%	7/1/42	300,000	310,689
KIPP Charter School	6.000%	7/1/33	1,000,000	1,176,480	(c)
KIPP Charter School	6.000%	7/1/43	1,450,000	1,705,896	(c)

Total District of Columbia				6,785,773

Florida - 0.9%
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	250,000	254,885	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	1,200,000	1,258,656	(a)
Renaissance Charter School Inc. Project	6.125%	6/15/46	990,000	1,024,798	(a)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,852,496
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	360,000	367,463
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	355,000	4	*(d)

Total Florida				4,758,302

Georgia - 0.3%
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	260,000	*(d)
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	741,000	*(d)
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	780,000	*(d)

Total Georgia				1,781,000

Hawaii - 1.5%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,394,720

Illinois - 8.5%
Chicago, IL, Board of Education, GO	5.000%	12/1/46	750,000	738,750
Chicago, IL, Board of Education, GO, Dedicated	5.000%	12/1/34	100,000	100,449
Chicago, IL, GO	5.000%	1/1/25	1,000,000	1,064,560
Chicago, IL, GO	5.500%	1/1/37	5,500,000	5,787,430
Chicago, IL, GO	6.000%	1/1/38	1,250,000	1,384,150
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,126,493
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.000%	1/1/47	1,000,000	1,085,520	(b)
Senior Lien	5.000%	1/1/52	1,000,000	1,077,880	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	$4,000,000	$4,231,360
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,249,740	(b)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,828,493
Park Place of Elmhurst Project	6.240%	5/15/38	4,250,000	4,108,602
Park Place of Elmhurst Project	6.330%	5/15/48	10,059,750	9,939,536
Park Place of Elmhurst Project	2.000%	5/15/55	2,525,250	138,636	*(d)
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/37	200,000	216,060
Illinois State, GO	5.000%	2/1/26	2,500,000	2,605,750
Illinois State, GO	5.000%	1/1/41	5,000,000	5,069,550
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project	5.200%	6/15/50	40,000	40,720
McCormick Project, State Appropriations	5.250%	6/15/50	180,000	183,420
McCormick Project, State Appropriations	5.000%	6/15/50	300,000	304,197
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project	5.000%	6/15/57	1,150,000	1,206,350
McCormick Place Expansion Project, CAB	0.000%	12/15/52	2,800,000	454,720
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/27	500,000	572,905

Total Illinois				47,515,271

Indiana - 2.1%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	10,777,100
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,174,980	(b)

Total Indiana				11,952,080

Kentucky - 2.2%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	12,505,330	(c)

Louisiana - 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	69,750	*(d)
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	425,000	469,090
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana State University Greenhouse Development	5.000%	7/1/42	1,000,000	1,090,460

Total Louisiana				1,629,300

Maryland - 6.7%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,682,380	(c)
Transportation Facilities Project	5.750%	6/1/35	16,625,000	17,885,507	(c)
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	9,887,580

Total Maryland				37,455,467

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 3.6%
Massachusetts State DFA Revenue:
Newbridge Charles Inc.	5.000%	10/1/37	$1,000,000	$1,068,860	(a)
Newbridge Charles Inc.	5.000%	10/1/47	250,000	264,812	(a)
Suffolk University	5.750%	7/1/39	4,600,000	4,757,872
Tufts Medical Center Inc.	6.875%	1/1/41	2,400,000	2,685,336	(c)
Tufts Medical Center Inc.	6.875%	1/1/41	1,600,000	1,788,464
Massachusetts State HEFA Revenue, Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	9,000,000	9,378,810	(c)

Total Massachusetts				19,944,154

Michigan - 1.6%
Michigan State Finance Authority Ltd. Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,415,596	(a)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,400,000	1,399,832	(a)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,130,000	1,239,610
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,180,000	1,276,972
Michigan State Strategic Fund Ltd. Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,037,820
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,036,860
Saline, MI, EDC Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,280,522

Total Michigan				8,687,212

Missouri - 1.6%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,000,000	967,770	(a)
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,148,220
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,588,719
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,398,130

Total Missouri				9,102,839

Nevada - 0.6%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	1,295,000	1,328,748	(a)
Somerset Academy of Las Vegas	5.125%	12/15/45	2,015,000	2,064,025	(a)

Total Nevada				3,392,773

New Jersey - 7.2%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	2,000,000	2,152,980	(b)
New Jersey State EDA Revenue:
Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	400,240
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,105,120
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	3.350%	3/1/28	17,500,000	17,340,225	(e)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	400,000	431,108	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	$300,000	$341,562
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	2,780,000	2,916,303	(b)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation System	5.000%	6/15/32	4,625,000	4,913,554
Transportation System, CAB, NATL	0.000%	12/15/31	16,500,000	9,024,510
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	500,000	541,130

Total New Jersey				40,166,732

New Mexico - 0.2%
Otero County, NM:
COP, Jail Project Revenue	9.000%	4/1/23	500,000	481,250
COP, Jail Project Revenue	9.000%	4/1/28	500,000	457,490

Total New Mexico				938,740

New York - 6.6%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	21,870,000	23,467,385	(c)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside	2.000%	1/1/49	568,226	96,598	*(d)
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Amboy Properties Corp. Project	6.750%	6/1/20	1,110,000	1,109,945
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	1,300,000	1,393,067	(b)
LaGuardia Airport Terminal C&D Redevelopment Project	5.000%	1/1/33	2,600,000	2,892,448	(b)(f)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,671,020

Total New York				36,630,463

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/51	1,600,000	1,739,456

Ohio - 1.3%
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,801,123	(b)
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,171,200

Total Ohio				6,972,323

Oklahoma - 2.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	860,000	430,000
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,096,540	(c)
Montereau Inc. Project	5.250%	11/15/37	500,000	552,215
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,692,790	(c)
Montereau Inc. Project	5.250%	11/15/45	1,000,000	1,098,210

Total Oklahoma				10,869,755

Oregon - 0.2%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project	5.000%	11/15/47	1,250,000	1,343,150

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/33	$550,000	$616,577
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,200,480
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,447,378
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,262,400
Pennsylvania Higher EFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,827,495
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	654,228
Performing Arts Charter School Project	6.000%	6/15/23	2,965,000	3,105,126	(a)

Total Pennsylvania				19,113,684

Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(d)

Texas - 19.6%
Arlington, TX, Special Tax Revenue, AGM	5.000%	2/15/48	1,600,000	1,790,304
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	1,325,212
Capital Appreciation	0.000%	1/1/38	2,000,000	861,380
Capital Appreciation	0.000%	1/1/40	2,200,000	864,204
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,228,842	(c)
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,401,200	(c)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, (Step bond, 0.000% until 10/1/23; 5.500%)	0.000%	10/1/35	4,000,000	3,694,840
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,064,380	(b)
Houston, TX, Airport System Revenue	5.000%	7/15/35	7,500,000	8,032,725	(b)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Project	6.500%	7/15/30	6,500,000	7,133,100	(b)
Special Facilities, Continental Airlines Inc., Terminal Project	6.625%	7/15/38	5,000,000	5,493,050	(b)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	110,000	123,758	(b)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	110,000	122,637	(b)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Senior Living-Langford Project	5.500%	11/15/46	750,000	752,010
MRC Senior Living-Langford Project	5.500%	11/15/52	1,125,000	1,121,512
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	1,150,000	1,230,917
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	650,000	704,749

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	$500,000	$533,130
North Texas Tollway Authority Revenue, First Tier	6.250%	1/1/39	375,000	385,144
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckingham Senior Living Ventana Project	6.750%	11/15/47	1,000,000	1,124,420
Buckner Retirement Services Inc. Project	5.000%	11/15/37	1,000,000	1,109,590
Buckner Retirement Services Inc. Project	5.000%	11/15/46	1,200,000	1,321,332
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	1,100,000	*(d)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,571,265
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	18,073,903
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	30,116,520
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,067,430	(c)
Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,283,680	(c)
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	465,000	418,212
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	900,000	931,887	(a)
Inspired Living Lewsville Project	10.000%	12/1/51	150,000	156,550

Total Texas				109,137,883

U.S. Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.625%	10/1/29	2,200,000	1,606,000
Matching Fund Loan	6.750%	10/1/37	5,300,000	3,829,250

Total U.S. Virgin Islands				5,435,250

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	818,250

Virginia - 1.6%
Virginia State Small Business Financing Authority Revenue, Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	1,000,000	1,062,790	(b)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	7,768,425	(c)

Total Virginia				8,831,215

Washington - 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	370,038	(a)
Heron’s Key	6.750%	7/1/35	350,000	370,699	(a)

Total Washington				740,737

Wisconsin - 1.3%
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	750,000	867,997	(a)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.125%	6/1/48	3,000,000	3,022,560	(a)
Church Home of Hartford Inc.	5.000%	9/1/38	1,250,000	1,284,025	(a)
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,103,100

Total Wisconsin				7,277,682

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $520,813,771)				550,840,099

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
New York - 0.4%
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ-Citibank N.A.	1.700%	5/1/20	$300,000	$300,000	(g)(h)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	1.650%	8/1/23	100,000	100,000	(g)(h)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	1.650%	11/1/22	1,700,000	1,700,000	(g)(h)
New York City Recovery Project, SPA-Royal Bank of Canada	1.550%	11/1/22	150,000	150,000	(g)(h)
New York State Housing Finance Agency Revenue, 42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	1.750%	11/1/41	100,000	100,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,350,000)				2,350,000

TOTAL INVESTMENTS - 99.2% (Cost - $523,163,771)				553,190,099
Other Assets in Excess of Liabilities - 0.8%				4,630,855

TOTAL NET ASSETS - 100.0%				$557,820,954

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	The coupon payment on these securities is currently in default as of April 30, 2018.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2018

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$550,840,099	—	$550,840,099
Short-Term Investments†	—	2,350,000	—	2,350,000

Total Investments	—	$553,190,099	—	$553,190,099

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2018